Operating Segments	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
OPERATING SEGMENTS
31	OPERATING SEGMENTS

Services from which reportable segments derive their revenues reported to the Group’s chief operating decision maker (CODM) for the purposes of resource allocation and assessment of segment performance focuses on the types of services provided. Management has chosen to organise the Group around differences in services. No operating segments have been aggregated in arriving at the reportable segments of the Group.

Segment revenues and results

	Revenue			Net profit
	June 30, 2023	June 30, 2024		June 30, 2023	June 30, 2024
	RM	RM	USD	RM	RM	USD

Business strategy consultancy	20,789,179	52,647,479	11,160,748	6,498,804	22,909,476	4,856,584
Technology development, solutions and consultancy	19,733,018	8,250,188	1,748,959	11,772,361	3,760,825	797,258
Interest income	1,118,641	3,193,950	677,086	667,227	1,056,683	224,006
Others	2,822,357	659,975	139,908	1,616,933	(201,048)	(42,620)
Total	44,463,195	64,751,592	13,726,701	20,555,325	27,525,936	5,835,228
Other gains and losses				125,326	(1,260,822)	(267,282)
Interest income				942	3,771	799
Finance cost				(1,246)	(28,786)	(6,102)
Profit before income tax				20,680,347	26,240,099	5,562,643
Income tax expense				(626,143)	(826,402)	(175,189)
Profit for the year				20,054,204	25,413,697	5,387,454

Revenue reported above represents revenue generated from external customers and related party. The revenue generated form related party is RM3,268,262 ($692,839) for June 30, 2024 (June 30, 2023: NIL)

The accounting policies of the reportable segments are the same as the Group’s accounting policies described in Note 2. Segment profit represents the profit earned by each segment without allocation of central administration costs, finance income, finance cost and income tax expense. This is the measure reported to the chief operating decision maker for the purposes of resource allocation and assessment of segment performance.

Segment assets

	December 31, 2023	June 30, 2024
	RM	RM	USD
Business strategy consultancy	56,519,511	217,846,586	46,181,332
Technology development, solutions and consultancy	15,496,175	34,137,918	7,236,903
Interest income	38,007,733	13,216,039	2,801,670
Investments and others	8,024,218	2,730,869	578,917
	118,047,637	267,931,412	56,798,822
Unallocated assets	-	-	-
Consolidated total assets	118,047,637	267,931,412	56,798,822

No geographical segment information presented as Group’s operations are conducted predominantly in Malaysia.